Share-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation [Abstract]
Share-based compensation expense	$ 3,249,000	$ 2,300
Restricted stock awards granted (in Dollars per share)	$ 8.3	$ 7.58
Restricted share awards	$ 2,327,000	$ 1,171,000
Unrecognized compensation expense	$ 3,920,000
Expected recognized years	3 years